UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E Wisconsin Avenue, Fl 4
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2010

Item 1. Schedule of Investments.

Hodges Blue Chip 25 Fund
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS: 90.1%
	Basic Materials Manufacturing: 2.3%
3,000	Vulcan Materials Co.	$133,080

	Chemical Manufacturing: 7.5%
4,000	Johnson & Johnson	247,400
3,000	Procter & Gamble Co.	192,990
		440,390
	Computer & Electronic Products: 20.1%
8,000	Cisco Systems, Inc.*	161,840
2,500	International Business Machines Corp.	366,900
15,000	Microsoft Corp.	418,800
7,000	Texas Instruments, Inc.	227,500
		1,175,040
	Finance & Insurance: 11.7%
3,500	American Express Co.	150,220
1,001	CME Group, Inc.	322,072
3,000	Visa, Inc.	211,140
		683,432
	Food & Beverage Products: 12.4%
4,000	The Coca-Cola Co.	263,080
5,000	The Hershey Co.	235,750
3,500	J.M. Smucker Co.	229,775
		728,605
	Food Services: 2.6%
2,000	McDonald's Corp.	153,520

	Mining, Oil & Gas Extraction: 8.3%
2,500	Schlumberger Ltd.	208,750
4,000	Transocean Ltd.*	278,040
		486,790
	Petroleum Products: 6.7%
1,500	Chevron Corp.	136,875
3,500	Exxon Mobil Corp.	255,920
		392,795
	Retail: 12.3%
4,000	Costco Wholesale Corp.	288,840
5,000	The Home Depot, Inc.	175,300
4,800	Wal-Mart Stores, Inc.	258,864
		723,004
	Transportation & Warehousing: 2.9%
13,000	Southwest Airlines Co.	168,740

	Transportation Equipment: 3.3%
3,000	The Boeing Co.	195,780

	TOTAL COMMON STOCKS
	(Cost $4,931,169)	5,281,176

	PARTNERSHIPS & TRUSTS: 2.4%
	Land Ownership & Leasing: 2.4%
3,800	Texas Pacific Land Trust1	138,624

	TOTAL PARTNERSHIPS & TRUSTS
	(Cost $114,483)	138,624

	SHORT-TERM INVESTMENTS: 5.8%
	Money Market Funds: 5.8%
213,132	Fidelity Money Market Portfolio - Select Class, 0.16%2	213,132
126,811	Invesco STIC Prime Portfolio - Institutional Class, 0.16%2	126,811
		339,943
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $339,943)	339,943

	TOTAL INVESTMENTS IN SECURITIES: 98.3%
	(Cost $5,385,595)			5,759,743
	Other Assets in Excess of Liabilities : 1.7%			100,639
	TOTAL NET ASSETS: 100.0%			$5,860,382

Non-income producing security.
Affiliated company as defined by the Investment Company Act of 1940.
7-day yield as of December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows+:

Cost of investments			$5,385,595

Gross unrealized appreciation			495,902
Gross unrealized depreciation			(121,754)
Net unrealized appreciation			$374,148

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Hodges Blue Chip 25 Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2010 (Unaudited)
The Hodges Blue Chip 25 Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$ 5,281,176	$ -	$-	$5,281,176
Partnerships & Trusts^	138,624	$ -	-	138,624
Short-Term Investments	339,943	$ -	-	339,943
Total Investments in Securities	$ 5,759,743	$ -	$-	$5,759,743

^ See Schedule of Investments for industry breakout.

Hodges Equity Income Fund
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS: 90.6%
	Chemical Manufacturing: 2.6%
5,000	E.I. du Pont de Nemours & Co.	$249,400

	Computer & Electronic Products: 8.9%
2,500	International Business Machines Corp.	366,900
40,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	501,600
		868,500
	Food & Beverage Products: 9.6%
5,000	The Coca-Cola Co.	328,850
2,500	J.M. Smucker Co.	164,125
8,000	Kraft Foods, Inc.	252,080
3,000	PepsiCo, Inc.	195,990
		941,045
	Food Services: 2.0%
20,000	Rocky Mountain Chocolate Factory, Inc.1	193,200

	General Manufacturing: 9.4%
4,250	The Boeing Co.	277,355
1,500	Caterpillar, Inc.	140,490
20,000	The Female Health Co.	113,800
5,000	Kimberly-Clark Corp.	315,200
3,000	Mattel, Inc.	76,290
		923,135
	Household Products: 3.3%
5,000	Procter & Gamble Co.	321,650

	Mining, Oil & Gas Extraction: 9.0%
4,500	Diamond Offshore Drilling, Inc.	300,915
7,500	Targa Resources Corp.*	201,075
5,500	Transocean Ltd.*	382,305
		884,295
	Movie Production & Theaters: 3.5%
20,000	Cinemark Holdings, Inc.	344,800

	Petroleum Products: 7.8%
2,000	Chevron Corp.	182,500
2,000	ConocoPhillips	136,200
6,000	Exxon Mobil Corp.	438,720
		757,420

	Pharmaceuticals: 7.9%
5,000	Eli Lilly & Co.	175,200
5,000	Johnson & Johnson	309,250
4,000	Medtronic, Inc.	148,360
4,000	Merck & Co.,	144,160
		776,970
	Retail: 5.6%
30,000	Educational Development Corp.	205,500
5,000	The Home Depot, Inc.	175,300
3,000	Wal-Mart Stores, Inc.	161,790
		542,590
	Telecommunications: 10.0%
5,000	AT&T, Inc.	146,900
6,000	CenturyLink, Inc.	277,020
5,960	Frontier Communications Corp.	57,991
12,000	Verizon Communications, Inc.	429,360

5,000	Windstream Corp.	69,700
		980,971
	Utilities: 10.2%
4,000	Atmos Energy Corp.	124,800
9,000	CenterPoint Energy, Inc.	141,480
6,000	Consolidated Edison, Inc.	297,420
13,000	Duke Energy Corp.	231,530
5,000	Exelon Corp.	208,200
		1,003,430
	Wholesale Trade: 0.8%
2,500	Sysco Corp.	73,500

	TOTAL COMMON STOCKS
	(Cost $8,090,392)	8,860,906

	CONVERTIBLE PREFERRED STOCKS: 6.4%
	General Manufacturing: 6.4%
6,000	Archer Daniels Midland Co.	232,980
7,500	Ford Motor Company Capital Trust II	388,950
		621,930
	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $585,053)	621,930

	PARTNERSHIPS & TRUSTS: 1.9%
	Real Estate Investment Trust: 1.9%
5,000	HCP, Inc.	183,950

	TOTAL PARTNERSHIPS & TRUSTS
	(Cost $183,225)	183,950

	SHORT-TERM INVESTMENT: 2.4%
	Money Market Fund: 2.4%
237,026	Fidelity Money Market Portfolio - Select Class, 0.16%2	237,026

	TOTAL SHORT-TERM INVESTMENT
	(Cost $237,026)	237,026

	TOTAL INVESTMENTS IN SECURITIES: 101.3%
	(Cost $9,095,696)	9,903,812
	Liabilities in Excess of Other Assets: (1.3)%	(130,733)
	TOTAL NET ASSETS: 100.0%	$9,773,079

ADR - American Depository Receipt
* Non-income producing security.
1 Affiliated company as defined by the Investment Company Act of 1940.
2 7-day yield as of December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows+:

Cost of investments		$9,095,696

Gross unrealized appreciation		875,989
Gross unrealized depreciation		(67,873)
Net unrealized appreciation		$808,116

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Hodges Equity Income Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2010 (Unaudited)
The Hodges Equity Income Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$ 8,860,906	$ -	$ -	$ 8,860,906
Partnerships & Trusts^	183,950	-	-	183,950
Convertible Preferred Stocks^	621,930	-	-	621,930
Short-Term Investment	237,026	-	-	237,026
Total Investments in Securities	$ 9,903,812	$ -	$ -	$ 9,903,812

^ See Schedule of Investments for industry breakout.

Hodges Fund
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS: 95.2%
	Apparel Manufacturing: 6.4%
160,000	G-III Apparel Group Ltd.*	$5,624,000
1,000,000	Heelys, Inc.*1	3,040,000
100,000	Maidenform Brands, Inc.*	2,377,000
290,000	Skechers U.S.A., Inc.*	5,800,000
100,000	Steven Madden Ltd.*	4,172,000
		21,013,000
	Broadcasting: 5.0%
10,000,000	Sirius XM Radio, Inc.*	16,400,000

	Computer & Electronic Products: 7.2%
500,000	Napco Security Technologies, Inc.*2	895,000
50,000	NetApp, Inc.*	2,748,000
300,000	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,762,000
500,000	Texas Instruments, Inc.	16,250,000
		23,655,000
	Food Services: 7.8%
1,800,000	Krispy Kreme Doughnuts, Inc.*	12,564,000
1,200,000	Luby's, Inc.*1, 2	7,524,000
600,000	Rocky Mountain Chocolate Factory, Inc.1, 2	5,796,000
		25,884,000
	General Manufacturing: 10.9%
1,902,900	A.T. Cross Co. - Class A*1, 2	18,362,985
775,000	Eastman Kodak Co.*	4,154,000
150,000	Tata Motors Ltd. - ADR	4,401,000
200,000	Texas Industries, Inc.	9,156,000
		36,073,985
	Mining, Oil & Gas Extraction: 16.7%
150,000	Chesapeake Energy Corp.	3,886,500
360,400	Cubic Energy, Inc.*	360,400
130,000	Devon Energy Corp.	10,206,300
250,000	Helmerich & Payne, Inc.	12,120,000
1,100,000	Hyperdynamics Corp.*	5,456,000
775,000	SandRidge Energy, Inc.*	5,673,000
250,000	Transocean Ltd.*	17,377,500
		55,079,700
	Movie Production & Theaters: 2.9%
550,000	Cinemark Holdings, Inc.	9,482,000

	Petroleum Products: 1.4%
450,000	Aegean Marine Petroleum Network, Inc.	4,693,500

	Publishing Industries: 15.2%
1,020,000	A.H. Belo Corp. - Class A*1	8,874,000
3,300,000	Belo Corp.*	23,364,000
600,000	Gannett Co., Inc.	9,054,000
900,000	New York Times Co.*	8,820,000
		50,112,000

	Retail: 12.1%
600,000	Chico's FAS, Inc.	7,218,000
510,000	PriceSmart, Inc.	19,395,300
250,000	Wal-Mart Stores, Inc.	13,482,500
		40,095,800
	Transportation & Warehousing: 9.6%
600,000	AMR Corp.*	4,674,000
700,000	Delta Air Lines, Inc.*	8,820,000
650,000	Dryships, Inc.*	3,575,000
353,494	Frozen Food Express Industries, Inc.*	1,569,513
1,000,000	Southwest Airlines Co.	12,980,000
		31,618,513
	TOTAL COMMON STOCKS
	(Cost $255,843,373)	314,107,498

	PARTNERSHIPS & TRUSTS: 4.5%
	Land Ownership & Leasing: 4.5%
408,000	Texas Pacific Land Trust1, 2	14,883,840

	TOTAL PARTNERSHIPS & TRUSTS
	(Cost $11,184,416)	14,883,840

	WARRANT: 0.0%
	Food Services: 0.0%
2,214	Krispy Kreme Doughnuts, Inc.
	Expiration: March, 2012, Exercise Price: $12.21*	686

	TOTAL WARRANT
	(Cost $0)	686

Contracts (100 Shares Per Contract)
	PURCHASED CALL OPTIONS: 0.5%
	Mining, Oil & Gas Extraction: 0.2%
1,000	Chesapeake Energy Corp.
	Expiration: January, 2011, Exercise Price: $20.00	605,000

	Transportation Equipment: 0.3%
1,000	The Boeing Co.
	Expiration: January, 2012, Exercise Price: $60.00	1,045,000

	TOTAL PURCHASED CALL OPTIONS
	(Cost $1,847,150)	1,650,000

Shares
	SHORT-TERM INVESTMENT: 0.0%
	Money Market Fund: 0.0%
854	Fidelity Money Market Portfolio - Select Class, 0.16%3	854

	TOTAL SHORT-TERM INVESTMENT
	(Cost $854)	854

	TOTAL INVESTMENTS IN SECURITIES: 100.2%
	(Cost $268,875,793)	330,642,878
	Liabilities in Excess of Other Assets: (0.2)%	(756,278)
	TOTAL NET ASSETS: 100.0%	$329,886,600

	ADR - American Depository Receipt
	*Non-income producing security.
1 Affiliated company as defined by the Investment Company Act of 1940.
2 A portion of this security is considered illiquid. As of December 31, 2010, the total market value of the investments considered illiquid were $25,926,900 or 7.9% of total net assets.
	3 7-day yield as of December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows+:

	Cost of investments		$270,052,484

	Gross unrealized appreciation		81,663,502
	Gross unrealized depreciation		(21,073,108)
	Net unrealized appreciation		$60,590,394

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Hodges Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2010 (Unaudited)
The Hodges Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$ 314,107,498	$ -	$-	$ 314,107,498
Partnerships & Trusts^	14,883,840	-	-	14,883,840
Warrant^	686	-	-	686
Purchased Call Options^	1,650,000	-	-	1,650,000
Short-Term Investment	854	-	-	854
Total Investments in Securities	$ 330,642,878	$ -	$-	$ 330,642,878

^ See Schedule of Investments for industry breakout.

Hodges Pure Contrarian Fund
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS: 99.3%
	Apparel Manufacturing: 7.7%
13,500	G-III Apparel Group Ltd.*	$474,525
105,000	Heelys, Inc.*1	319,200
		793,725
	Basic Materials Manufactoring: 8.5%
25,200	Commercial Metals Co.	418,068
10,000	Texas Industries, Inc.	457,800
		875,868

	Broadcasting: 2.4%
150,000	Sirius XM Radio, Inc.*	246,000

	Computer & Electronic Products: 1.6%
217,312	Intrusion, Inc.* 1,2	160,811

	Construction: 2.7%
37,000	PulteGroup, Inc.*	278,240

	Finance & Insurance: 3.6%
35,000	Penson Worldwide, Inc.*	171,150
25,000	U.S. Global Investors, Inc.	203,250
		374,400
	Food & Beverage Manufacturing: 0.9%
7,000	Imperial Sugar Co.	93,590

	Food Services: 12.0%
75,000	Krispy Kreme Doughnuts, Inc.*	523,500
50,000	Luby's, Inc.*1, 2	313,500
12,500	Starbucks Corp.	401,625
		1,238,625
	Furniture & Related Products: 1.0%
20,000	Furniture Brands International, Inc.*	102,800

	General Manufacturing: 15.2%
25,000	A.T. Cross Co. - Class A*1, 2	241,250
45,000	Eastman Kodak Co.*	241,200
17,500	Encore Wire Corp.	438,900
10,000	Ennis, Inc.	171,000
44,000	Fuqi International, Inc.*	280,720
15,000	Kulicke & Soffa Industries, Inc.*	108,000
3,090	Tootsie Roll Industries, Inc.	89,517
		1,570,587
	Land Ownership & Leasing: 3.5%
5,000	Alico, Inc.	119,200
5,000	The St. Joe Co.*	109,250
5,000	Tejon Ranch Co.*	137,750
		366,200
	Medical Equipment Manufacturing: 1.5%
20,000	Boston Scientific Corp.*	151,400

	Mining, Oil & Gas Extraction: 13.3%
4,000	Atwood Oceanics, Inc.*	149,480
7,000	Chesapeake Energy Corp.	181,370
325,000	Cubic Energy, Inc.*	325,000
20,000	Harry Winston Diamond Corp.*	234,000

33,000	HyperDynamics Corp.*	163,680
15,000	SandRidge Energy, Inc.*	109,800
3,000	Transocean Ltd.*	208,530
		1,371,860
	Petroleum Products: 2.0%
20,000	Aegean Marine Petroleum Network, Inc.	208,600

	Publishing Industries: 10.2%
35,000	A.H. Belo Corp. - Class A*1	304,500
50,000	Belo Corp.*	354,000
15,000	Gannett Co., Inc.	226,350
17,000	New York Times Co.*	166,600
		1,051,450
	Retail: 4.3%
20,000	Chico's FAS, Inc.	240,600
4,000	Whole Foods Market, Inc.*	202,360
		442,960
	Transportation & Warehousing: 8.9%
30,000	AMR Corp.*	233,700
20,000	Delta Air Lines, Inc.*	252,000
20,000	Dryships, Inc.*	110,000
30,000	Frozen Food Express Industries, Inc.*	133,200
15,000	Southwest Airlines Co.	194,700
		923,600
	TOTAL COMMON STOCKS
	(Cost $8,380,181)	10,250,716

	PARTNERSHIPS & TRUSTS: 1.1%
	Land Ownership & Leasing: 1.1%
3,000	Texas Pacific Land Trust1, 2	109,440

	TOTAL PARTNERSHIPS & TRUSTS
	(Cost $90,237)	109,440

	SHORT-TERM INVESTMENT: 0.3%
	Money Market Fund: 0.3%
29,493	Fidelity Money Market Portfolio - Select Class, 0.16%3	29,493

	TOTAL SHORT-TERM INVESTMENT
	(Cost $29,493)	29,493

	TOTAL INVESTMENTS IN SECURITIES : 100.7%
	(Cost $8,499,911)	10,389,649
	Liabilities in Excess of Other Assets: (0.7)%	(72,066)
	TOTAL NET ASSETS: 100.0%	$10,317,583

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	A portion of this security is considered illiquid. As of December 31, 2010, the total market value of the investment considered illiquid was $93,135 or 0.93% of total net assets.
3	7-day yield as of December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows+:

	Cost of investments		$ 8,499,911

	Gross unrealized appreciation		2,076,635
	Gross unrealized depreciation		(186,897)
	Net unrealized appreciation		$ 1,889,738

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Hodges Pure Contrarian Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2010 (Unaudited)
The Hodges Pure Contrarian Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the  asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$ 10,250,716	$ -	$ -	$ 10,250,716
Partnerships & Trusts^	109,440	-	-	109,440
Short-Term Investment	29,493	-	-	29,493
Total Investments in Securities	$ 10,389,649	$ -	$ -	$ 10,389,649

^ See Schedule of Investments for industry breakout.

Hodges Small Cap Fund
SCHEDULE OF INVESTMENTS at December 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS: 91.9%
	Administrative. Support & Waste Management Services: 1.9%
50,000	The Geo Group, Inc.*	$1,233,000

	Apparel Manufacturing: 10.6%
10,000	Fossil, Inc.*	704,800
30,000	G-III Apparel Group Ltd.*	1,054,500
300,000	Heelys, Inc.*1	912,000
550,000	Joe's Jeans, Inc.*	858,000
65,000	Maidenform Brands, Inc.*	1,545,050
40,000	Steven Madden Ltd.*	1,668,800
		6,743,150

	Basic Materials Manufacturing: 3.9%
80,000	Commercial Metals Co.	1,327,200
25,000	Texas Industries, Inc.	1,444,500
		2,471,700

	Broadcasting: 0.5%
49,200	Nexstar Broadcasting Group, Inc. - Class A*	294,708

	Chemical Manufacturing: 1.6%
50,000	Impax Laboratories, Inc.*	1,005,500

	Computer & Electronic Products: 7.9%
65,000	Cirrus Logic, Inc.*	1,038,700
50,000	FARO Technologies, Inc.*	1,642,000
70,000	Omnivision Technologies, Inc.*	2,072,700
104,600	Xeta Technologies, Inc.*	310,662
		5,064,062
	Electrical Equipment: 2.0%
15,000	AZZ, Inc.	600,150
20,000	General Cable Corp.*	701,800
		1,301,950
	Finance & Insurance: 1.5%
40,000	Hallmark Financial Services, Inc.*	364,000
70,000	U.S. Global Investors, Inc.	569,100
		933,100
	Food & Beverage Manufacturing: 1.0%
50,000	Imperial Sugar Co.	668,500

	Food Services: 4.7%
100,000	Krispy Kreme Doughnuts, Inc.*	698,000
200,000	Luby's, Inc.*1	1,254,000
100,000	Sonic Corp.*	1,012,000
		2,964,000
	Furniture Manufacturing: 2.8%
45,000	Tempur-Pedic International, Inc.*	1,802,700

	General Manufacturing: 10.9%
80,000	A.T. Cross Co. - Class A*1	772,000
55,000	Cooper Tire & Rubber Co.	1,296,900
60,000	GrafTech International Ltd.*	1,190,400
40,000	Helen of Troy Ltd.*	1,189,600
50,000	John Bean Technologies Corp.	1,006,500
70,000	Temple-Inland, Inc.	1,486,800
		6,942,200

	Health Care and Social Assistance: 2.0%
20,000	Emergency Medical Services Corp.*	1,292,200

	Medical Equipment & Supplies: 1.2%
50,000	MAKO Surgical Corp.*	761,000

	Mining, Oil & Gas Extraction: 9.7%
60,000	Atwood Oceanics, Inc.*	2,242,200
100,000	Brigham Exploration Co.*	2,724,000
135,000	Crosstex Energy, Inc.	1,196,100
		6,162,300
	Movie Production & Theaters: 1.9%
70,000	Cinemark Holdings, Inc.	1,206,800

	Personal Services: 1.1%
30,000	CPI Corp.	676,500

	Petroleum Products: 0.8%
50,000	Aegean Marine Petroleum Network, Inc.	521,500

	Publishing Industries: 2.0%
170,000	Belo Corp.*	1,203,600
10,000	The New York Times Co.*	98,000
		1,301,600
	Retail: 12.5%
10,000	America's Car-Mart, Inc.*	270,800
100,000	Chico's FAS, Inc.	1,203,000
50,000	Delta Apparel, Inc.*	675,000
40,000	Jos. A. Bank Clothiers, Inc.*	1,612,800
40,000	PriceSmart, Inc.	1,521,200
110,000	Sally Beauty Holdings, Inc.*	1,598,300
30,000	Titan Machinery, Inc.*	579,000
100,000	Tuesday Morning Corp.*	528,000
		7,988,100
	Technology Services: 2.0%
75,000	Entropic Communications, Inc.*	906,000
500,000	Points International Ltd.*	348,250
		1,254,250
	Transportation and Warehousing: 9.4%
20,000	Alaska Air Group, Inc.*	1,133,800
3,000	Bristow Group, Inc.*	142,050
40,000	Hornbeck Offshore Services, Inc.*	835,200
45,000	Kansas City Southern*	2,153,700
25,000	Kirby Corp.*	1,101,250
20,000	Old Dominion Freight Line, Inc.*	639,800
		6,005,800
	TOTAL COMMON STOCKS
	(Cost $45,922,879)	58,594,620

	PARTNERSHIPS & TRUSTS: 1.7%
	Land Ownership & Leasing: 1.7%
30,000	Texas Pacific Land Trust1	1,094,400

	TOTAL PARTNERSHIPS & TRUSTS
	(Cost $802,931)	1,094,400

	SHORT-TERM INVESTMENTS: 7.2%
	Money Market Funds: 7.2%
2,460,314	Fidelity Money Market Portfolio - Select Class, 0.16%2	2,460,314
2,134,510	Invesco STIC Prime Portfolio - Institutional Class, 0.16%2	2,134,510
		4,594,824
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,594,824)	4,594,824

	TOTAL INVESTMENTS IN SECURITIES: 100.8%
	(Cost $51,320,634)	64,283,844
	Liabilities in Excess of Other Assets: (0.8)%	(513,450)
	TOTAL NET ASSETS: 100.0%	$63,770,394

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.
2	7-day yield as of December 31, 2010.

The cost basis of investments for federal income tax purposes at December 31, 2010 was as follows+:

	Cost of investments	$ 54,069,271

	Gross unrealized appreciation	13,712,139
	Gross unrealized depreciation	(3,497,566)
	Net unrealized appreciation	$ 10,214,573

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Hodges Small Cap Growth Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2010 (Unaudited)
The Hodges Small Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the  asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2010:

Description	Level 1	Level 2	Level 3	Total
Common Stocks^	$ 58,594,620	$ -	$ -	$ 58,594,620
Partnerships & Trusts^	1,094,400	-	-	1,094,400
Short-Term Investment	4,594,824	-	-	4,594,824
Total Investments in Securities	$ 64,283,844	$ -	$ -	$ 64,283,844

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Eric W. Falkeis
                                                 Eric W. Falkeis, President

Date   February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric W. Falkeis
                                                    Eric W. Falkeis, President

Date February 23, 2011

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Treasurer
Date February 25, 2011

* Print the name and title of each signing officer under his or her signature.